SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
7. SUBSEQUENT EVENT

To disclose the reverse merger transaction (outstanding) On September 23, 2014, we entered into a share exchange agreement (“Share Exchange Agreement”) with Cardigant Medical, Inc., a Delaware corporation (“Cardigant”) in which Cardigant acquired all the issued and outstanding capital stock of Takung in exchange for the issuance to Takung’s shareholders, Kirin Linkage Limited and Loyal Heaven Limited, an aggregate of 209,976,000 restricted shares of its common stock (the “Reverse Merger”).The Reverse Merger closed on October 20, 2014.

8. SUBSEQUENT EVENT

On September 23, 2014, we entered into a share exchange agreement (“Share Exchange Agreement”) with Cardigant Medical, Inc., a Delaware corporation (“Cardigant”) in which Cardigant acquired all the issued and outstanding capital stock of Takung in exchange for the issuance to Takung’s shareholders, Kirin Linkage Limited and Loyal Heaven Limited, an aggregate of 209,976,000 restricted shares of its common stock (the “Reverse Merger”).The Reverse Merger closed on October 20, 2014.